CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenues			¥ 4,218,946
Net interest income	¥ 1,106,669	$ 158,963	256,108	¥ 31,377
Net revenues	5,962,757	856,496	4,543,673	3,927,223
Operating expenses:
Origination and servicing expenses	(1,164,716)	(167,301)	(875,905)	(890,160)
Origination and servicing expenses-related party	(43,494)	(6,248)	(109,666)	(84,362)
Sales and marketing expenses	(720,333)	(103,469)	(710,754)	(788,291)
General and administrative expenses	(435,816)	(62,601)	(383,388)	(423,795)
Research and development expenses	(390,585)	(56,104)	(317,965)	(164,869)
Provision for loans receivable	(299,504)	(43,021)	(192,749)	(46,586)
Provision for accounts receivable	(261,882)	(37,617)	(106,652)
Total operating expenses	(3,316,330)	(476,361)	(2,697,079)	(2,398,063)
Other income (expenses)
Gain from quality assurance	98,405	14,135	510,894	5,885
Realized gain (loss) from financial guarantee derivatives	31,444	4,517	(157,244)	169,103
Fair value change of financial guarantee derivatives	(56,287)	(8,085)	272,057	(383,061)
Other income, net	136,491	19,606	148,356	36,531
Profit before income tax expenses	2,856,480	410,308	2,620,657	1,357,618
Income tax expenses	(481,962)	(69,230)	(151,206)	(274,711)
Net profit	2,374,518	341,078	2,469,451	1,082,907
Less: Net profit (loss) attributable to non-controlling interest shareholders	1,668	240	377	(76)
Net profit	2,372,850	340,838	2,469,074	1,082,983
Accretion on convertible redeemable preferred shares to redemption value				(3,073,471)
Net profit (loss) attributable to FinVolution Group's ordinary shareholders	2,372,850	340,838	2,469,074	(1,990,488)
Net profit	2,374,518	341,078	2,469,451	1,082,907
Foreign currency translation adjustment, net of nil tax	12,110	1,739	43,293	99,934
Total comprehensive income	2,386,628	342,817	2,512,744	1,182,841
Total comprehensive income (loss) attributable to non-controlling interests shareholders	1,668	240	377	(76)
Total comprehensive income attributable to FinVolution Group	¥ 2,384,960	$ 342,577	¥ 2,512,367	¥ 1,182,917
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic | shares	1,525,814,189	1,525,814,189	1,498,780,165	779,804,270
Diluted | shares	1,552,423,060	1,552,423,060	1,599,592,231	779,804,270
Net income (loss) per share - Basic | (per share)	¥ 1.5551	$ 0.2234	¥ 1.6474	¥ (2.5525)
Net income (loss) per share - Diluted | (per share)	¥ 1.5285	$ 0.2196	¥ 1.5436	¥ (2.5525)
Loan facilitation service fees [Member]
Operating revenue:
Operating revenues	¥ 3,310,875	$ 475,577	¥ 2,919,234	¥ 2,843,287
Post-facilitation service fees [Member]
Operating revenue:
Operating revenues	1,200,373	172,423	922,797	668,819
Other Revenue [Member]
Operating revenue:
Operating revenues	¥ 344,840	$ 49,533	376,915	491,400
Changes in expected discretionary payment to IRF investors [Member]
Operating revenue:
Operating revenues			¥ 68,619	(107,660)
Series A Convertible Redeemable Preferred Shares [Member]
Other income (expenses)
Accretion on convertible redeemable preferred shares to redemption value				(1,237,274)
Series B Convertible Redeemable Preferred Shares [Member]
Other income (expenses)
Accretion on convertible redeemable preferred shares to redemption value				(905,861)
Series C Convertible Redeemable Preferred Shares [Member]
Other income (expenses)
Accretion on convertible redeemable preferred shares to redemption value				¥ (930,336)
American Depositary Shares [Member]
Weighted average number of ordinary shares used in computing net income (loss) per share
Net income (loss) per share - Basic | (per share)	¥ 7.7757	$ 1.1169	¥ 8.2369	¥ (12.7627)
Net income (loss) per share - Diluted | (per share)	¥ 7.6424	$ 1.0978	¥ 7.7178	¥ (12.7627)